Trade payables and accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2024
ElectraMeccanica Vehicles Corp
Payables and Accruals [Line Items]
Schedule of trade payables and accrued liabilities

	December 31, 2023	December 31, 2022
Trade payables	$1,341,526	$3,795,992
Recall provision	315,988	8,915,044
Accrued liabilities	2,584,374	6,635,434
	$4,241,888	$19,346,470